Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2025
Variable Interest Entities [Abstract]
Schedule of Financial Statement of VIEs

The following financial statement amounts and balances of the VIEs were included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances:

	December 31, 2025	December 31, 2024
Current assets	$37,244,260	$24,750,653
Non-current assets	17,092,057	11,767,464
Total assets	54,336,317	36,518,117
Current liabilities	18,099,856	15,677,069
Non-current liabilities	3,315,122	91,897
Total Liabilities	21,414,978	15,768,966
Net assets	$32,921,339	$20,749,151

	Years Ended December 31,
	2025	2024	2023
Revenues	$65,822,739	$53,463,785	$41,270,484
Gross profit	15,760,798	10,570,827	8,882,183
Income before income tax expenses	13,074,408	8,418,346	7,330,292
Net income	$12,740,028	$6,476,772	$5,567,174
	Years Ended December 31,
	2025	2024	2023
Net cash (used in) / provided by operating activities	$(1,209,812)	$2,009,738	$4,060,835
Net cash used in investing activities	(29,591)	(11,542)	(3,835,841)
Net cash used in financing activities	(934,863)	(257,538)	(17,768)